Introduction	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Introduction
1	Introduction

The consolidated financial statements of the Natuzzi S.p.A. as at December 31, 2018 and 2017, and the consolidated statement of financial position as at January 1, 2017 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), including interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements as at December 31, 2018 are the Group’s first set of consolidated financial statements prepared in accordance with IFRS and IFRS 1 “First-time Adoption of International Financial Reporting” has been applied.

Being a first-time adopter, the Group restated the 2017 consolidated financial statements for comparative purposes, in order to present the effect of the adoption of the IFRS. Note 43 describes the effects of the transition from the generally accepted accounting principles in the Republic of Italy (“Italian GAAP”) to the IFRS and presents the related reconciliation schedules. The Group’s date of transition to the IFRS is January 1, 2017 and its first set of consolidated financial statements prepared in accordance with the IFRS is that as at and for the year ended December 31, 2018.

In order to present the effects of the transition to the IFRS and meet the related disclosure requirements of IFRS 1, the Group adopted the example provided in IFRS 1.IG.63 and presented the following in note 43:

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the reconciliation of the consolidated statements of financial position prepared in accordance with Italian GAAP with the consolidated statements of financial position prepared in accordance with IFRS as at January 1, 2017 and December 31, 2017;

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the reconciliation of the consolidated statement of profit or loss prepared in accordance with Italian GAAP with the consolidated statement of profit or loss prepared in accordance with IFRS for the year ended December 31, 2017;

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the reconciliation of the consolidated statement of comprehensive income prepared in accordance with Italian GAAP with the consolidated statement of comprehensive income prepared in accordance with IFRS for the year ended December 31, 2017;

•	the reconciliation of equity as at January 1, 2017 and December 31, 2017, loss and other comprehensive loss for the year ended December 31, 2017 between Italian GAAP and IFRS;

•	the reconciliation of the consolidated statements of changes in equity as at January 1, 2017 and December 31, 2017 between Italian GAAP and IFRS;

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the reconciliation of the consolidated statement of cash flows prepared in accordance with Italian GAAP with the consolidated statement of cash flows prepared in accordance with IFRS for the year ended December 31, 2017;

•	the accounting policies setting out the IFRS application rules and the selected standards;

•	comments on the above reconciliation schedule.

Natuzzi S.pA., as first time adopter, has not presented the consolidated statement of profit or loss, comprehensive income, changes in equity and cash flows for the year ended December 31, 2016 restated under the IFRS based on the “one time accommodation” available for the first time IFRS implementers and included in the general instruction G(a) to Form 20-F.

During 2018 and 2017 no significant non-recurring events or unusual transactions have occurred other than that described in note 10. All transactions performed by the Group during 2018 and 2017 are part of the Group’s ordinary business.